Post employment benefits - Actuarial assumptions (Details) € in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€) age	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Post employment benefits
Total post-employment benefit expense in profit or loss, defined benefit plans	€ (29)	€ 31	€ 46
Actuarial (losses)/gains recognised in the SOCI	€ 483	€ (555)	€ 526
Defined benefit pension plan
Post employment benefits
Rate of inflation (as a percent)	3.30%	2.90%	2.20%
Rate of increase in salaries (as a percent)	3.10%	2.70%	2.50%
Discount rate (as a percent)	2.50%	1.80%	2.00%
Number of years pension will be available for male pensioner	23 years 4 months 24 days	23 years 4 months 24 days
Number of years pension will be available for female pensioner	25 years 4 months 24 days	25 years 4 months 24 days
Current retirement age for pensioner	65 years
Number of years pension will be available for male non-pensioner	25 years 4 months 24 days	25 years 4 months 24 days
Number of years pension will be available for female non-pensioner	27 years 6 months	27 years 4 months 24 days
Retirement age for availing pension by non-pensioner | age	65
Current eligible age for availing pension by non-pensioner | age	40
Current service cost	€ 38	€ 37	€ 37
Net past service (credit)/costs	(71)	2
Net interest charge/(income)	4	(8)	9
Total post-employment benefit expense in profit or loss, defined benefit plans	(29)	31	46
Actuarial gains/(losses) recognised in the SOCI	627	€ (686)	€ 640
German plan
Post employment benefits
Net past service (credit)/costs	€ (49)